INVENTORIES - Allowance for adjustment to net realizable value of inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES
Beginning balance	R$ 17,817,585
Ending balance	15,227,778	R$ 17,817,585
Allowance
INVENTORIES
Beginning balance	(47,497)	(3,375)	R$ (6,119)
Provision for the year	(59,783)	(56,441)	(6,331)
Reversal of adjustments to net realizable value	47,747	12,598	9,143
Exchange rate variation	1,361	(279)	(68)
Ending balance	R$ (58,172)	R$ (47,497)	R$ (3,375)